Schedule of investments
Delaware Tax-Free Colorado Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.24%
Corporate Revenue Bonds — 3.17%
Denver City & County
5.00% 10/1/32 (AMT)	415,000	$428,687
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	6,728,770
		7,157,457
Education Revenue Bonds — 12.43%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,681,089
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,250,640
Series B 5.00% 5/15/49	750,000	930,982
Colorado Educational & Cultural Facilities Authority Revenue
4.00% 5/1/46	80,000	80,313
5.00% 6/1/26	700,000	763,847
5.00% 5/15/29	1,230,000	1,477,095
5.00% 5/1/31	1,000,000	1,042,050
5.00% 12/1/33	450,000	460,553
144A 5.00% 7/1/36 #	625,000	648,050
5.00% 7/15/37	1,150,000	1,215,791
5.00% 12/1/42	540,000	548,505
5.00% 11/1/44	890,000	954,596
5.00% 12/15/45	500,000	543,395
144A 5.00% 7/1/46 #	500,000	510,220
144A 5.00% 9/1/46	890,000	900,698
5.00% 11/1/54	1,500,000	1,601,790
144A 5.25% 4/1/45 #	1,300,000	1,335,321
144A 5.375% 7/1/44 #	860,000	886,032
144A 5.50% 7/1/49 #	870,000	898,440
7.45% 8/1/48	1,000,000	1,101,440
Series A 4.00% 3/1/35	400,000	450,292
Series A 4.00% 3/1/36	550,000	617,551
Series A 144A 5.00% 7/1/36 #	500,000	516,495
Series A 5.00% 1/15/39	1,000,000	1,088,180
Series A 5.25% 4/1/37	1,790,000	1,925,915
Series A 144A 5.25% 7/1/46 #	1,350,000	1,393,699
NQ-339 [11/20] 1/21 (1471945)    1

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
State of Colorado Building ExcellentCertificates of Participation
Series R 4.00% 3/15/45	1,000,000	$1,193,430
		28,016,409
Electric Revenue Bonds — 3.91%
Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,736,385
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,110,843
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	170,000	127,500
Series AAA 5.25% 7/1/25 ‡	95,000	71,488
Series WW 5.00% 7/1/28 ‡	660,000	495,000
Series XX 4.75% 7/1/26 ‡	105,000	78,173
Series XX 5.25% 7/1/40 ‡	295,000	221,987
Series XX 5.75% 7/1/36 ‡	365,000	276,487
Series ZZ 4.75% 7/1/27 ‡	85,000	63,325
Series ZZ 5.25% 7/1/24 ‡	140,000	105,350
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	705,000	530,512
		8,817,050
Healthcare Revenue Bonds — 24.82%
Colorado Health Facilities Authority Revenue
5.00% 1/1/27	300,000	311,325
5.00% 12/1/32	3,500,000	3,735,025
5.00% 1/15/35	1,000,000	1,163,650
5.00% 12/1/35	1,000,000	1,118,810
144A 5.00% 12/1/54 #	1,900,000	1,899,905
5.25% 1/1/37	1,500,000	1,528,515
6.375% 1/1/41	1,000,000	1,033,530
7.625% 8/1/33	150,000	159,036
8.00% 8/1/43	1,000,000	1,064,120
Series A 4.00% 5/15/35	685,000	765,864
Series A 4.00% 1/1/37	2,150,000	2,536,054
Series A 4.00% 1/1/38	3,895,000	4,581,377
Series A 4.00% 12/1/40	1,250,000	1,407,250
Series A 4.00% 11/15/43	4,000,000	4,641,280
Series A 5.00% 1/1/44	3,050,000	3,347,253
Series A 5.00% 11/1/44	4,500,000	5,547,825
Series A 5.75% 2/1/44	2,000,000	2,122,480
2    NQ-339 [11/20] 1/21 (1471945)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
Series A 144A 6.25% 12/1/50 #	935,000	$945,360
Series A-1 4.00% 8/1/39	2,000,000	2,279,200
Series A-1 4.00% 8/1/44	2,000,000	2,230,760
Series A-1 5.00% 9/15/48	2,250,000	2,433,532
Series A-2 4.00% 8/1/49	3,000,000	3,323,790
Series A-2 5.00% 8/1/38	1,500,000	1,850,835
Series A-2 5.00% 8/1/39	1,505,000	1,853,122
Series B 5.00% 5/15/48	660,000	693,700
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,111,830
Series A 4.00% 12/1/40	250,000	276,785
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
Series A 6.00% 7/1/33	1,945,000	1,982,441
		55,944,654
Housing Revenue Bonds — 0.09%
Colorado Housing and Finance Authority
Series AA 4.50% 5/1/23 (GNMA)	95,000	96,154
Series AA 4.50% 11/1/23 (GNMA)	95,000	96,117
		192,271
Lease Revenue Bonds — 2.02%
Colorado Department of Transportation
5.00% 6/15/34	660,000	804,923
5.00% 6/15/36	1,055,000	1,282,848
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	818,993
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,646,355
		4,553,119
Local General Obligation Bonds — 11.47%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	343,506
4.00% 12/1/31	1,000,000	1,144,080
Arapahoe County School District No. 6 Littleton
Series A 5.50% 12/1/33	1,000,000	1,338,200
Series A 5.50% 12/1/38	350,000	460,918
NQ-339 [11/20] 1/21 (1471945)    3

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	$1,354,678
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,612,545
Central Colorado Water Conservancy District
5.00% 12/1/33	1,000,000	1,124,950
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,314,359
Denver City & County
Series B 5.00% 8/1/30	1,000,000	1,398,190
Denver International Business CenterMetropolitan District No. 1
5.00% 12/1/30	350,000	350,000
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,282,570
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,206,810
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,501,325
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,036,650
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,039,690
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,232,669
5.00% 12/1/32	660,000	817,852
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,246,350
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,594,420
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,466,180
		25,865,942
Pre-Refunded Bonds — 13.20%
Colorado Health Facilities Authority Revenue
4.00% 5/15/32-26 §	2,000,000	2,391,540
5.625% 6/1/43-23 §	1,150,000	1,303,479
Series A 5.00% 12/1/33-22 §	4,000,000	4,374,080
Series A 5.00% 2/1/41-21 §	2,250,000	2,267,685
Series A 5.25% 2/1/33-21 §	1,000,000	1,008,270
Series A 5.25% 1/1/45-23 §	2,000,000	2,202,540
4    NQ-339 [11/20] 1/21 (1471945)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Denver City & County Airport System Revenue
Series B 5.00% 11/15/32-22 §	1,000,000	$1,092,470
Series B 5.00% 11/15/37-22 §	8,000,000	8,739,760
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	395,078
5.50% 12/1/38-22 §	455,000	501,597
Regional Transportation District
6.00% 1/15/41-20 §	2,400,000	2,408,112
Tallyn's Reach Metropolitan District No. 3
5.125% 11/1/38-23 §	740,000	838,605
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,238,480
		29,761,696
Special Tax Revenue Bonds — 17.46%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,261,560
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	756,675
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,707,840
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,954,090
Denver International Business CenterMetropolitan District No. 1
5.375% 12/1/35	1,750,000	1,750,000
Fountain Urban Renewal Authority Tax Increment Revenue
Series A 5.50% 11/1/44	1,375,000	1,423,923
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,289,725
Series A 5.25% 1/1/36	1,675,000	1,734,395
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,204,680
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,294,196
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,036,850
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.75% 7/1/53	3,445,000	3,742,752
Series A-1 5.00% 7/1/58	3,122,000	3,443,472
Series A-2 4.536% 7/1/53	3,000,000	3,216,870
NQ-339 [11/20] 1/21 (1471945)    5

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District
6.00% 1/15/34	1,450,000	$1,454,901
Regional Transportation District Sales Tax Revenue
Series A 5.00% 11/1/30	670,000	826,746
Series A 5.00% 11/1/31	1,495,000	1,830,284
Series A 5.00% 11/1/36	2,750,000	3,309,020
Solaris Metropolitan District No. 3
Series A 5.00% 12/1/46	500,000	517,555
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	326,187
Series A-1 5.00% 12/1/47	700,000	748,524
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	1,004,250
Thornton Development Authority
Series B 5.00% 12/1/35	485,000	566,223
Series B 5.00% 12/1/36	810,000	944,954
Virgin Islands Public Finance Authority
5.00% 10/1/29 (AGM)	1,000,000	1,019,230
		39,364,902
State General Obligation Bonds — 1.36%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	680,000	442,000
Series A 5.375% 7/1/33 ‡	675,000	489,375
Series A 8.00% 7/1/35 ‡	1,215,000	795,825
Series B 5.75% 7/1/38 ‡	960,000	686,400
Series C 6.00% 7/1/39 ‡	890,000	641,913
		3,055,513
Transportation Revenue Bonds — 6.21%
Colorado High Performance Transportation Enterprise Revenue
5.00% 12/31/56	2,000,000	2,176,560
5.75% 1/1/44 (AMT)	2,140,000	2,291,277
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	443,592
Series A 5.00% 11/15/30 (AMT)	1,750,000	2,165,502
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,395,840
Series B 5.00% 11/15/30	1,000,000	1,092,470
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,196,010
6    NQ-339 [11/20] 1/21 (1471945)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
E-470 Public Highway Authority
Series A 5.00% 9/1/35	400,000	$530,268
Series A 5.00% 9/1/36	1,300,000	1,716,871
		14,008,390
Water & Sewer Revenue Bonds — 3.10%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,226,010
4.00% 12/1/38	1,845,000	2,255,716
Dominion Water & Sanitation District
6.00% 12/1/46	735,000	767,575
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	591,285
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	675,000	795,548
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	1,000,000	1,348,140
		6,984,274
Total Municipal Bonds (cost $209,834,320)		223,721,677
Number of shares
Short-Term Investments — 0.54%
Money Market Mutual Fund — 0.08%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.000%)	181,871	181,871
181,871
NQ-339 [11/20] 1/21 (1471945)    7

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Variable Rate Demand Notes — 0.46%¤
Denver City & County
Series A 0.13% 12/1/31 (SPA - JPMorgan Chase Bank, N.A.)	500,000	$500,000
Series A1 0.13% 12/1/29 (SPA - JPMorgan Chase Bank, N.A.)	540,000	540,000
		1,040,000
Total Short-Term Investments (cost $1,221,871)		1,221,871
Total Value of Securities—99.78% (cost $211,056,191)		224,943,548
Receivables and Other Assets Net of Liabilities—0.22%		500,382
Net Assets Applicable to 19,636,233 Shares Outstanding—100.00%		$225,443,930
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $11,364,568, which represents 5.04% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2020.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
8    NQ-339 [11/20] 1/21 (1471945)